Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Motorized vehicles useful life	5 years
Intangible assets with finite useful lives	10 years
Fees for derecognition of financial liabilities	10.00%